Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 341,746	$ 523,690	$ 178,961
Accounts receivable, net	28,704	40,675	28,573
Due from former owners			32,519
Inventory	497,614	516,650	571,512
Refundable income tax			151,796
Investments – equity securities	2,571,429
Prepaid expenses and other current assets	385,055	942,456	388,759
Total current assets	3,824,548	2,023,471	1,352,120
Restricted cash - non-current	234,500	200,000	200,000
Property and equipment, net	6,889,958	6,382,788	7,949,144
Right-of-use assets	1,695,171	1,879,729	1,616,198
Intangibles assets	1,175,099	1,633,927	2,513,028
Goodwill	9,088,263	8,022,082	8,147,590
Deferred financing costs	1,000,000
Other assets	48,227	53,997	12,895
Total assets	23,955,766	20,195,994	21,790,975
Current liabilities:
Accounts payable	1,700,265	1,979,503	3,206,594
Accrued expenses	969,940	285,770	858,334
Cumulative Series A preferred stock dividends payable			92,322
Operating lease liabilities	170,774	183,981	141,691
Loans payable, net of discount	2,057,740	2,340,020	1,713,831
Convertible notes payable	274,908		100,000
Promissory note	1,120,623
Notes payable, net of discount	3,424,599	3,410,465	1,469,043
Total current liabilities	9,718,849	8,199,739	7,581,815
Operating lease liabilities, non-current	1,813,828	1,943,487	1,514,044
Notes payable - noncurrent	8,254,408	8,490,763	13,483,375
Total liabilities	19,787,085	18,633,989	22,579,234
Commitments and Contingencies (Note 15)
Stockholder’s Equity (Deficit)
Additional paid in capital	48,494,176	37,911,867	20,426,569
Accumulated deficit	(44,326,158)	(36,350,281)	(21,215,257)
Total stockholder’s equity (deficit)	4,168,681	1,562,005	(788,259)
Total liabilities and stockholder’s equity (deficit)	23,955,766	20,195,994	21,790,975
Class A Common Stock
Stockholder’s Equity (Deficit)
Common stock value	360	117
Class B Common Stock
Stockholder’s Equity (Deficit)
Common stock value	302	302	389
Convertible Series B Preferred Stock
Stockholder’s Equity (Deficit)
Preferred stock value	$ 1
Convertible Series A Preferred Stock
Stockholder’s Equity (Deficit)
Preferred stock value			$ 40
Perviously Reported
Current assets:
Cash and cash equivalents		523,690
Accounts receivable, net		40,675
Due from former owners
Inventory		516,650
Refundable income tax
Prepaid expenses and other current assets		942,456
Total current assets		2,023,471
Restricted cash - non-current		200,000
Property and equipment, net		6,382,788
Right-of-use assets		1,879,729
Intangibles assets		1,633,927
Goodwill		8,022,082
Other assets		53,997
Total assets		20,195,994
Current liabilities:
Accounts payable		1,979,503
Accrued expenses		285,770
Cumulative Series A preferred stock dividends payable
Operating lease liabilities		183,981
Loans payable, net of discount		2,340,020
Convertible notes payable
Notes payable, net of discount		3,410,465
Total current liabilities		8,199,739
Operating lease liabilities, non-current		1,943,487
Notes payable - noncurrent		8,490,763
Total liabilities		18,633,989
Stockholder’s Equity (Deficit)
Additional paid in capital		37,911,867
Accumulated deficit		(36,350,281)
Total stockholder’s equity (deficit)		1,562,005
Total liabilities and stockholder’s equity (deficit)		20,195,994
Perviously Reported | Class A Common Stock
Stockholder’s Equity (Deficit)
Common stock value		117
Perviously Reported | Class B Common Stock
Stockholder’s Equity (Deficit)
Common stock value		302
Perviously Reported | Convertible Series A Preferred Stock
Stockholder’s Equity (Deficit)
Preferred stock value